Consolidated Balance Sheets - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Assets
Cash		$ 1,186,528	$ 1,295,380
Prepaid expenses and other current assets		146,204	185,011
Total current assets		1,332,732	1,480,391
Cash and marketable securities held in Trust Account		166,272,072	166,243,614
Total Assets		167,604,804	167,724,005
Current liabilities:
Accounts payable		193,815	125,000
Due to related party			2,500
Total current liabilities		193,815	127,500
Warrant liability		36,104,088	36,549,753
Deferred underwriting discount		5,732,168	5,732,168
Total liabilities		42,030,071	42,409,421
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 11,879,283 and 11,853,653 shares at $10.15 per share, respectively		120,574,723	120,314,578
Shareholders' Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding		0	0
Additional paid-in capital		17,000,551	17,260,671
Accumulated deficit		(12,001,400)	(12,261,549)
Total shareholders' equity		5,000,010	5,000,006
Total Liabilities and Shareholders' Equity		167,604,804	167,724,005
Common Class A [Member]
Shareholders' Equity:
Common stock value		450	453
Common Class B [Member]
Shareholders' Equity:
Common stock value	[1]	$ 409	$ 431	[2]

[1]	On January 7, 2021, 218,094 Class B ordinary shares were forfeited to the Company for no consideration due to the over-allotment option expiring unused. (See Note 6)
[2]	Includes up to 218,094 Class B ordinary shares that were forfeited to the Company for no consideration due to the over-allotment option expiring unused on January 7, 2021. (See Note 4)